Basis of Presentation	12 Months Ended
Apr. 30, 2026
Basis of presentation [Abstract]
Basis of Presentation [Text Block]

2. Basis of Presentation

Statement of Compliance

The consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

The Company's consolidated financial statements are presented in US dollars, which is the Company's and its subsidiaries' functional currency effective November 1, 2025 and treated for prospectively under IAS 21. All values are rounded to the nearest thousand ($000) except where otherwise indicated. The Company also changed its presentation currency to US dollars effective in the current year, with the change in presentation currency being applied retrospectively. Management has disclosed the key factors considered in determining the change in functional currency in Note 5 -Significant judgements and estimates, as well as Note 3 - Change in reporting and functional currency.

These consolidated financial statements were approved by the Board of Directors of the Company on July 17, 2026.

New IFRS Accounting Standards Issued but not yet Effective

On April 9, 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements. IFRS 18 will apply for reporting periods beginning on or after January 1, 2027 and also applies to comparative information. IFRS 18 will replace IAS 1; many of the other existing principles in IAS 1 are retained, with limited changes. IFRS 18 will not impact the recognition or measurement of items in the financial statements, but it may change what an entity reports as its 'operating profit or loss'. Key new concepts introduced in IFRS 18 relate to: (i) the structure of the statement of profit or loss; (ii) required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity's financial statements (that is, management-defined performance measures); and (iii) enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. The Company is currently assessing the effects of IFRS 18 on the consolidated financial statements.

New IFRS Accounting Standards Adopted During the Period

The IASB has also issued amendments to IFRS Accounting Standards 9 and IFRS Accounting Standards 7 on classification and measurement of financial instruments, effective for annual periods beginning on or after January 1, 2026. The amendments are effective for annual periods beginning on or after January 1, 2026 with early application permitted. The Company has assessed the potential impact of this amendment as not having a material impact on the Company's consolidated financial statements.